Income Taxes - Schedule of Components of Deferred Income Tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Accrued expenses	¥ 6,511	¥ 13,270
Advertising expenses carry-forwards	58,288	87,600
Net operating loss carry-forwards	525,305	285,018
Total deferred tax assets	590,104	385,888
Less: valuation allowance	(504,591)	¥ (385,888)
Deferred tax assets, net	85,513
Deferred tax liabilities
Deferred costs	(87,954)
Total deferred tax liabilities	¥ (87,954)